Inventories (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Finished products	$ 709	$ 773
Work in progress	269	267
Raw materials	212	194
Spare parts	142	129
Total Inventories	1,332	1,363
Less non-current inventories (presented in non-current assets)	106	96
Total inventories	$ 1,226	$ 1,267